STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	Feb. 09, 2021	Sep. 30, 2021	Feb. 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, shares outstanding		3,283,000		2,875,000	2,875,000
Subsequent Event
Common shares, shares outstanding	4,312,500		2,875,000
Dividends Per Share	$ 0.50
Over-allotment option
Shares subject to forfeiture				375,000